Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Risk Management and Fair Values [Abstract]
Schedule of recurring fair value measurements
	June 30, 2018 Level 2	December 31, 2017 Level 2
Recurring far value measurements Liabilities:
Warrant liabilities	-	-
	-	-